Fair value of financial instrument - Changes in Fair Value Measurement for Instruments Measured on a Recurring Basis and Categorized in Level 3 (Detail) - Recurring [member] - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	$ 651,710
Fair value assets, ending balance	660,550
Fair value liabilities, beginning balance	534,521
Fair value liabilities, ending balance	547,858
Level 3 [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2,204	$ 2,155
Gains (losses) included in earnings	103	(23)
Gains (losses) included in OCI	58	(30)
Purchases (issuances)	42	179
Settlement (sales) and other	(371)	(26)
Transfers into Level 3	(50)	36
Transfers out of Level 3	(12)	86
Fair value assets, ending balance	1,974	2,377
Gains (losses) included in earnings for positions still held	133	29
Fair value liabilities, beginning balance	(158)	(177)
Gains (losses) included in earnings	(6)	(7)
Gains (losses) included in OCI	(1)	4
Purchases (issuances)	(27)	(45)
Settlement (sales) and other	5	15
Transfers into Level 3	(20)	(72)
Transfers out of Level 3	78	100
Fair value liabilities, ending balance	(129)	(182)
Gains (losses) included in earnings for positions still held	6	(3)
Level 3 [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	506	522
Gains (losses) included in OCI	48	(14)
Purchases (issuances)	6
Settlement (sales) and other	(1)	3
Transfers out of Level 3	(35)
Fair value assets, ending balance	524	511
Level 3 [member] | Interest rate contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	1	(1)
Fair value assets, beginning balance	(635)	(588)
Gains (losses) included in earnings	(11)	1
Purchases (issuances)	1	(3)
Settlement (sales) and other	82	(39)
Transfers into Level 3		(3)
Transfers out of Level 3	7	(10)
Fair value assets, ending balance	(555)	(643)
Gains (losses) included in earnings for positions still held	(8)	2
Level 3 [member] | Foreign exchange contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI	1	3
Fair value assets, beginning balance	47	22
Gains (losses) included in earnings	(30)	13
Purchases (issuances)		5
Settlement (sales) and other	(4)	(6)
Transfers into Level 3		1
Transfers out of Level 3	(7)	4
Fair value assets, ending balance	7	42
Gains (losses) included in earnings for positions still held	(32)	10
Level 3 [member] | Other contracts [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	(393)	(301)
Gains (losses) included in earnings	61	(11)
Gains (losses) included in OCI	(8)	11
Purchases (issuances)	(103)	(17)
Settlement (sales) and other	42	47
Transfers into Level 3	(76)	8
Transfers out of Level 3	29	163
Fair value assets, ending balance	(448)	(100)
Gains (losses) included in earnings for positions still held	70	13
Level 3 [member] | Valuation adjustments [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	40
Settlement (sales) and other		(4)
Transfers into Level 3	19
Fair value assets, ending balance	39	36
Level 3 [member] | Other assets [member] | Net derivative balances, category [Member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Gains (losses) included in OCI		(2)
Fair value assets, beginning balance		53
Gains (losses) included in earnings		(39)
Settlement (sales) and other		(3)
Fair value assets, ending balance		9
Gains (losses) included in earnings for positions still held		(39)
Level 3 [member] | Corporate debt and other debt [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	152	160
Gains (losses) included in OCI	3	(7)
Fair value assets, ending balance	155	154
Settlement (sales) and other		1
Level 3 [member] | Equities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	334	335
Gains (losses) included in OCI	45	(1)
Purchases (issuances)	6
Settlement (sales) and other	(1)
Transfers out of Level 3	(35)
Fair value assets, ending balance	349	336
Settlement (sales) and other		2
Level 3 [member] | Loans [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,077	1,070
Gains (losses) included in earnings	10	(5)
Gains (losses) included in OCI	(8)	7
Purchases (issuances)	56	82
Settlement (sales) and other	(461)	3
Transfers into Level 3	7	16
Transfers out of Level 3	(2)	(60)
Fair value assets, ending balance	679	1,113
Gains (losses) included in earnings for positions still held	10	18
Level 3 [member] | Mortgage-backed securities [member] | Investment [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	20	27
Gains (losses) included in OCI		(6)
Fair value assets, ending balance	20	21
Level 3 [member] | Trading Securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,582	1,337
Gains (losses) included in earnings	73	18
Gains (losses) included in OCI	24	(34)
Purchases (issuances)	82	112
Settlement (sales) and other	(29)	(27)
Transfers into Level 3		14
Transfers out of Level 3	(4)	(11)
Fair value assets, ending balance	1,728	1,409
Gains (losses) included in earnings for positions still held	93	25
Level 3 [member] | Trading Securities [member] | U.S. state, municipal and agencies debt - issued or guaranteed [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25	44
Gains (losses) included in OCI	1	(1)
Settlement (sales) and other	(4)	(4)
Fair value assets, ending balance	22	39
Level 3 [member] | Trading Securities [member] | Asset-backed securities, Non-CDO securities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	2	2
Fair value assets, ending balance	2	2
Level 3 [member] | Trading Securities [member] | Corporate debt and other debt [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	25	30
Gains (losses) included in earnings	(1)
Purchases (issuances)		3
Settlement (sales) and other	(5)
Transfers out of Level 3	(4)	(11)
Fair value assets, ending balance	15	36
Gains (losses) included in earnings for positions still held	(1)
Transfers into Level 3		14
Level 3 [member] | Trading Securities [member] | Equities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value assets, beginning balance	1,530	1,261
Gains (losses) included in earnings	74	18
Gains (losses) included in OCI	23	(33)
Purchases (issuances)	82	109
Settlement (sales) and other	(20)	(23)
Fair value assets, ending balance	1,689	1,332
Gains (losses) included in earnings for positions still held	94	25
Level 3 [member] | Deposits - Personal [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(151)	(139)
Gains (losses) included in earnings	(6)	(29)
Gains (losses) included in OCI	(1)	3
Purchases (issuances)	(27)	(45)
Settlement (sales) and other	5	13
Transfers into Level 3	(20)	(72)
Transfers out of Level 3	78	100
Fair value liabilities, ending balance	(122)	(169)
Gains (losses) included in earnings for positions still held	6	(25)
Level 3 [member] | Other liabilities [member]
Disclosure of fair value measurement of assets and liabilities [line Items]
Fair value liabilities, beginning balance	(7)	(38)
Gains (losses) included in earnings		22
Gains (losses) included in OCI		1
Settlement (sales) and other		2
Fair value liabilities, ending balance	$ (7)	(13)
Gains (losses) included in earnings for positions still held		$ 22